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                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-63730


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                               VARIABLE ACCOUNT A

                                Supplement to the

                    OVATION PLUS VARIABLE ANNUITY PROSPECTUS

                                Dated May 1, 2003

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This supplement replaces the supplement dated June 4, 2003.

The Dollar Cost Averaging section of the prospectus on page 10 is supplemented with the following:

     Transfers may occur on such periodic schedules such as monthly or weekly.

The Administration of the Contract section of the prospectus located on page 26 is supplemented with the following:

     We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the Contract Maintenance Charge and Dollar Cost Averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

     Please contact our Annuity Service Center if you have any comment, question or service request:

     Delaware Valley Financial Services
     P.O. Box 3031
     Berwyn, PA 19312-0031
     (800)255-8402


Date: July 15, 2003


                Please keep this Supplement with your Prospectus.

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